Stock-Based Compensation (Details) (USD $)	12 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2010 item	Dec. 31, 2012	Dec. 31, 2012 Non-employee	Dec. 31, 2011 Non-employee	Dec. 31, 2012 Options Minimum	Sep. 30, 2013 2003 Plan	Sep. 30, 2012 2003 Plan	Sep. 30, 2013 2003 Plan	Sep. 30, 2012 2003 Plan	Dec. 31, 2012 2003 Plan	Dec. 31, 2011 2003 Plan	Sep. 04, 2013 2003 Plan	Sep. 30, 2013 2003 Plan Options	Dec. 31, 2012 2003 Plan Options
Stock-Based Compensation
Number of shares of common stock which may be issued										4,937,500
Remaining shares reserved for issuance		120,000								119,542		155,884
Expiration period of options													10 years	10 years
Vesting period of stock options and restricted stock awards								4 years		4 years
Number of employees whose awards were modified	3
Term of vested options post termination					3 years 6 months
Stock compensation expense			$ 36,000	$ 200,000		$ 493,000	$ 332,000	$ 1,441,000	$ 861,000	$ 1,206,000	$ 1,427,000